Capital Trust securities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Capital Trust securities

Note 17	Capital Trust securities

CIBC Capital Trust is a trust wholly owned by CIBC and established under the laws of the Province of Ontario. As at October 31, 2021, CIBC Capital Trust had $300
million outstanding of CIBC Tier 1 Notes – Series B,
due
 June 30, 2108 (the Notes), redeemable on or after June 30, 2014 at the Canada Yield Price; redeemable at par on June 30, 2039.
The Notes were issued on March 13, 2009. CIBC Capital Trust is not consolidated by CIBC and the senior deposit notes issued by CIBC to CIBC Capital Trust are reported as Deposits – Business and government on the consolidated balance sheet.
The Notes were structured to achieve Tier 1 regulatory capital treatment and, as such, had
features of equity capital, including the deferral of cash interest under certain circumstances (Deferral Events). In the case of a Deferral Event, holders of the Notes will be required to invest interest paid on the Notes in our perpetual preferred shares. Should CIBC Capital Trust fail to pay the semi-annual interest payments on the Notes in full, we will not declare dividends of any kind on any of our preferred or common shares for a specified period of time.
Subject to the approval of OSFI, CIBC Capital Trust may, in whole or in part, on the redemption dates specified, and on any date thereafter, redeem the CIBC Tier 1 Notes – Series B without the consent of the holders. Also, subject to the approval of OSFI, CIBC Capital Trust may redeem all, but not part of, the CIBC Tier 1 Notes – Series B prior to the earliest redemption date specified without the consent of the holders, upon the occurrence of certain specified tax or regulatory events.
Under the OSFI Capital Adequacy Requirements (CAR) Guideline, any Tier 1 Notes – Series B outstanding as of November 1, 2021 would not be recognized as regulatory capital. With OSFI’s prior approval, on November 1, 2021, CIBC Capital Trust redeemed all
$300 million of its 10.25%
Tier 1 Notes – Series B
at
 100%
of their principal amount together with accrued and unpaid interest up to but excluding the redemption date. As a result of the redemption of the Tier 1 Notes – Series B by CIBC Capital Trust, CIBC also redeemed the corresponding senior deposit notes issued by CIBC to CIBC Capital Trust on November 1, 2021.